Promissory Notes (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 31, 2016	Dec. 29, 2017	Dec. 20, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017	Nov. 15, 2017
Promissory Notes (Textual)
Converted shares of common stock				$ 75,000	$ 200,000
Converted shares of common stock, shares				50,000
Loss on conversion of debt					$ (72,000)
FMS [Member]
Promissory Notes (Textual)
Unsecured note				$ 700,000
Interest rate				10.00%
Interest rate, description				An interest rate of ten percent (10%) per annum for a period of two (2) years and fully amortizes during the third (3rd) year.
Debt collateral, description				An escrowed copy of the software source code.
Conversion price				$ 1
FMS [Member] | Maximum [Member]
Promissory Notes (Textual)
Conversion price							$ 3.00
FMS [Member] | Minimum [Member]
Promissory Notes (Textual)
Conversion price							$ 1.00
FMS [Member] | Converted stock [Member]
Promissory Notes (Textual)
Converted shares of common stock	$ 200,000			$ 25,000
Converted shares of common stock, shares	200,000			25,000
FMS [Member] | Unsecured convertible promissory note [Member]
Promissory Notes (Textual)
Loss on conversion of debt	$ 72,000
EMRG [Member]
Promissory Notes (Textual)
Note term, issued				3 years
Unsecured note				$ 200,000
Interest rate				8.00%
Interest rate, description				An interest rate of eight percent (8%) per annum for a period of one (1) years and fully amortizes during the next two (2) years.
Debt collateral, description		The EMRG Note was amended to change the beginning amortization period from December 31, 2017 to March 31, 2018 for $50,000 and 7 equal quarterly installments of $25,000 each thereafter and the interest rate was increased from 6% to 8% annually.		Pledge of forty percent (40%) of the membership interests acquired.
Conversion price				$ 3
ETI [Member] | Unsecured convertible promissory note [Member]
Promissory Notes (Textual)
Note term, issued				3 years
Unsecured note				$ 150,000
Interest rate				6.00%
Interest rate, description				An interest rate of six percent (6%) per annum for a period of two (2) years and fully amortizes during the third (3rd) year.
Debt collateral, description				The note can be converted at any time, at the option of the holder, into shares of the Company's stock.
Conversion price				$ 3
DMSI [Member]
Promissory Notes (Textual)
Debt collateral, description			The Note was amended to change the interest only period from one year to two years, changing the beginning of principal payments from December 31, 2017 to December 31, 2018 and to increase the annual interest rate from 6% to 8% commencing January 1, 2018.
Conversion price						$ 3.00
DMSI [Member] | Maximum [Member]
Promissory Notes (Textual)
Conversion price			$ 3.00
DMSI [Member] | Minimum [Member]
Promissory Notes (Textual)
Conversion price			$ 1.00
DMSI [Member] | Unsecured convertible promissory note [Member]
Promissory Notes (Textual)
Note term, issued				3 years
Unsecured note				$ 250,000
Interest rate				6.00%
Interest rate, description				An interest rate of six percent (6%) per annum for a period of one (1) year and fully amortizes during the next two (2) years.
Debt collateral, description				The note can be converted at any time, at the option of the holder, into shares of the Company's stock.
Conversion price				$ 1
Converted shares of common stock		$ 50,000
Converted shares of common stock, shares		50,000